


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment  (Check only one):            [    ]  is a restatement.
                                             [    ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:     Sovereign Asset Management Corporation

Address:  101 Huntington Avenue

          Boston, MA 02199


13F File Number:  801-42023

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   John F. Snyder, III

Title:  Executive Vice President

Phone:  (610) 993-9883

Signature, Place, and Date of Signing:

/s/John F. Snyder, III             Berwyn, PA                March 31, 2001
--------------------------------------------------------------------------------
Signature                            Place                               Date

Report Type  (Check only One):                   [ x ]  13F HOLDINGS REPORT
                                                 [   ]  13F NOTICE
                                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager: None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers: None

Form 13F information table entry total:

Form 13F information table value total:



List of other included managers:

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  No. 13F File number                                    Name
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As Of   March 31, 2001                      Form 13F                  Reporting Manager-Sovereign Asset Management Co.

Report Code: imwb_13F_NMCM2.rpt


Item 1                              Item 2      Item 3      Item 4         Item 5     Item 6          Item 7          Item 8

                                    Title of    Cusip       Fair           Shrs/Prin  Inv Discretion         Voting Authority (Shrs)
Name of Issuer                      Class       Number      Market Value   Amount     Sole Shrd Othr  Mgr     A-Sole  B-Shrd  C-None

AFLAC CORP                           COM       001055102      10,223       371,198      X             01    371,198      0      0
AOL TIME WARNER INC                  COM       00184A105       1,697        42,275      X             01     42,275      0      0
AT & T CORP                          COM       001957109         417        19,557      X             01     19,557      0      0
ABBOTT LABORATORIES                  COM       002824100       7,720       163,590      X             01    163,590      0      0
AIR PRODUCTS & CHEMICALS             COM       009158106       3,494        91,000      X             01     91,000      0      0
ALLTEL CORP                          COM       020039103       6,768       129,020      X             01    129,020      0      0
AMERICAN GENERAL CORP                COM       026351106       4,854       126,900      X             01    126,900      0      0
AMERICAN HOME PRODS CORP             COM       026609107      11,676       198,736      X             01    198,736      0      0
AMERICAN INTL GROUP                  COM       026874107      10,965       136,210      X             01    136,210      0      0
ANADARKO PETROLEUM CORP              COM       032511107       2,511        40,000      X             01     40,000      0      0
ANHEUSER BUSCH                       COM       035229103       1,862        40,532      X             01     40,532      0      0
AUTOMATIC DATA PROCESSING INC.       COM       053015103       7,866       144,644      X             01    144,644      0      0
AVERY DENNISON CORP                  COM       053611109       1,920        36,900      X             01     36,900      0      0
BP AMOCO PLC                         DR        055622104         242         4,887      X             01      4,887      0      0
BANK AMER CORP                       COM       060505104       2,135        39,002      X             01     39,002      0      0
BANK OF NEW YORK                     COM       064057102         295         6,000      X             01      6,000      0      0
BAXTER INTERNATIONAL, INC.           COM       071813109      18,734       199,001      X             01    199,001      0      0
BELLSOUTH CORP                       COM       079860102         731        17,861      X             01     17,861      0      0
BEMIS CO                             COM       081437105       2,035        61,494      X             01     61,494      0      0
BRISTOL-MYERS SQUIBB CO              COM       110122108       2,902        48,854      X             01     48,854      0      0
CVS CORP                             COM       126650100         395         6,749      X             01      6,749      0      0
CENTURYTEL INC                       COM       156700106         435        15,137      X             01     15,137      0      0
CHEVRON CORP                         COM       166751107      16,674       189,905      X             01    189,905      0      0
CISCO SYSTEMS, INC.                  COM       17275R102       3,325       210,289      X             01    210,289      0      0
CITIGROUP                            COM       172967101      14,989       333,230      X             01    333,230      0      0
COCA-COLA CO                         COM       191216100       4,332        95,916      X             01     95,916      0      0
COLGATE PALMOLIVE                    COM       194162103       2,934        53,100      X             01     53,100      0      0
COMPAQ COMPUTER                      COM       204493100       4,781       262,666      X             01    262,666      0      0
CONOCO INC - CL A                    COM       208251306         451        16,050      X             01     16,050      0      0
CONOCO INC - CL B                    COM       208251405       2,821        99,871      X             01     99,871      0      0
DOLLAR GENERAL CORP                  COM       256669102         215        10,538      X             01     10,538      0      0
DOVER CORP                           COM       260003108         347         9,670      X             01      9,670      0      0
DOW CHEMICAL CO                      COM       260543103       1,263        40,000      X             01     40,000      0      0
E I DUPONT DE NEMOURS & CO INC       COM       263534109         491        12,060      X             01     12,060      0      0
EMC CORP                             COM       268648102       1,376        46,816      X             01     46,816      0      0
ECOLAB INC                           COM       278865100       1,640        38,650      X             01     38,650      0      0
ELECTRONIC DATA SYSTEMS CORP         COM       285661104         299         5,359      X             01      5,359      0      0
EMERSON ELECTRIC                     COM       291011104       5,153        83,116      X             01     83,116      0      0
EXXON MOBIL CORPORATION              COM       30231G102      15,991       197,419      X             01    197,419      0      0
FAMILY DOLLAR STORES INC             COM       307000109       1,090        42,400      X             01     42,400      0      0
FHLMC                                COM       313400301       3,654        56,358      X             01     56,358      0      0
FNMA                                 COM       313586109      17,189       215,938      X             01    215,938      0      0
FIRST UNION CORP                     COM       337358105       1,477        44,769      X             01     44,769      0      0
FLEET BOSTON FINANCIAL               COM       339030108       4,747       125,746      X             01    125,746      0      0
GANNETT CO INC                       COM       364730101       2,641        44,225      X             01     44,225      0      0
GENERAL ELECTRIC                     COM       369604103      15,268       364,750      X             01    364,750      0      0
HALLIBURTON CO                       COM       406216101       1,397        38,000      X             01     38,000      0      0
HEWLETT-PACKARD INC                  COM       428236103         939        30,026      X             01     30,026      0      0
HOME DEPOT                           COM       437076102       7,449       172,825      X             01    172,825      0      0
HOUSEHOLD INTL INC                   COM       441815107       2,669        45,047      X             01     45,047      0      0
ILLINOIS TOOL WORKS INC              COM       452308109       5,726       100,746      X             01    100,746      0      0
INTEL CORP                           COM       458140100       7,925       301,200      X             01    301,200      0      0
INTERNATIONAL BUSINESS MACHINE       COM       459200101      12,355       128,453      X             01    128,453      0      0
INTERPUBLIC GROUP INC                COM       460690100      11,912       346,784      X             01    346,784      0      0
JP MORGAN CHASE & CO                 COM       46625H100      12,224       272,240      X             01    272,240      0      0
JOHNSON & JOHNSON                    COM       478160104      11,061       126,458      X             01    126,458      0      0
KIMBERLY-CLARK CORP                  COM       494368103      14,833       218,683      X             01    218,683      0      0
LEGGETT & PLATT INC                  COM       524660107         828        43,060      X             01     43,060      0      0
LOWES COS INC.                       COM       548661107       8,597       147,078      X             01    147,078      0      0
LUCENT TECHNOLOGIES                  COM       549463107       2,843       285,200      X             01    285,200      0      0
MCGRAW-HILL INC                      COM       580645109      12,327       206,657      X             01    206,657      0      0
MEDTRONIC INC                        COM       585055106       8,172       178,671      X             01    178,671      0      0
MERCK & CO INC                       COM       589331107       3,379        44,515      X             01     44,515      0      0
MERRILL LYNCH & CO                   COM       590188108       3,903        70,445      X             01     70,445      0      0
MICROSOFT CORP                       COM       594918104       4,886        89,340      X             01     89,340      0      0
MINNESOTA MINING & MFG               COM       604059105       9,389        90,367      X             01     90,367      0      0
MOLEX INC                            COM       608554101         942        26,699      X             01     26,699      0      0
MORGAN S D WITTER DISCOVER&CO        COM       617446448       1,897        35,450      X             01     35,450      0      0
NOKIA CORP  "A"  ADR                 DR        654902204       1,734        72,257      X             01     72,257      0      0
NORTEL NETWORKS CORP                 COM       656568102       2,900       206,383      X             01    206,383      0      0
PNC BANK CORP.                       COM       693475105       1,003        14,807      X             01     14,807      0      0
PENTAIR INC                          COM       709631105         476        18,685      X             01     18,685      0      0
PEPSICO INC.                         COM       713448108      11,735       267,003      X             01    267,003      0      0
PFIZER INC.                          COM       717081103       1,188        29,017      X             01     29,017      0      0
PHILIP MORRIS COMP COS INC           COM       718154107       5,244       110,525      X             01    110,525      0      0
PITNEY BOWES INC                     COM       724479100         258         7,420      X             01      7,420      0      0
PROCTER & GAMBLE CO                  COM       742718109         631        10,076      X             01     10,076      0      0
QUESTAR CORP                         COM       748356102       1,910        69,725      X             01     69,725      0      0
ROYAL DUTCH PETE CO                  DR        780257804       6,101       110,039      X             01    110,039      0      0
SBC COMMUNICATIONS                   COM       78387G103      15,953       357,460      X             01    357,460      0      0
SCHERING-PLOUGH CORP                 COM       806605101       2,066        56,555      X             01     56,555      0      0
SUN MICROSYSTEMS INC                 COM       866810104       2,748       178,769      X             01    178,769      0      0
SYSCO CORP                           COM       871829107      10,761       405,924      X             01    405,924      0      0
TARGET CORP.                         COM       87612E106       1,304        36,149      X             01     36,149      0      0
TEXAS INSTRUMENTS                    COM       882508104       1,463        47,235      X             01     47,235      0      0
TYCO INTL LTD NEW COM                COM       902124106       1,773        41,016      X             01     41,016      0      0
US BANCORP                           COM       902973304         618        26,643      X             01     26,643      0      0
UNITED TECHNOLOGIES                  COM       913017109       1,383        18,866      X             01     18,866      0      0
VERIZON COMMUNICATIONS               COM       92343V104       5,552       112,617      X             01    112,617      0      0
WAL-MART STORES INC                  COM       931142103       1,729        34,244      X             01     34,244      0      0
WELLS FARGO & CO                     COM       949746101      13,156       265,939      X             01    265,939      0      0
JOHN WILEY & SONS                    COM       968223206         302        16,000      X             01     16,000      0      0
WILMINGTON TRUST CORP                COM       971807102         305         5,160      X             01      5,160      0      0
WORLDCOM INC.                        COM       98157D106       1,051        56,249      X             01     56,249      0      0
XCEL ENERGY INC                      COM       98389B100       2,474        82,177      X             01     82,177      0      0
                                                             467,446

